                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21829

                  Name of Fund: BBH TRUST
                BBH U.S. Treasury Money Fund
                BBH Money Market Fund
                BBH Tax Exempt Money Fund

                  (Exact name of Registrant as specified in charter)

                                140 Broadway New York, NY  10005
                            (Address of principal executive offices)
(Name and address of agent for service)
                                Charles Schreiber, Principal Financial Officer,
BBH Trust, 140 Broadway New York, NY  10005
                                Mailing address:  140 Broadway, New York, NY, 10005

Registrant's telephone number, including area code: (800) 625-5759

Date of fiscal year end: JUNE 30

Date of reporting period: SEPTEMBER 30 2007

ITEM 1. SCHEDULES OF INVESTMENTS.

BBH U.S. TREASURY MONEY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2007 (unaudited)

Principal
Amount			Value

	U.S. TREASURY BILLS (a) (113.7%)
$17,605,000	due 10/11/07, 3.912%		$17,585,928
4,895,000	due 11/15/07, 3.645%		4,872,846
19,510,000	due 11/23/07, 3.632%		19,406,336
19,335,000	due 01/03/08, 4.099%		19,131,126
8,710,000	due 01/10/08, 4.379% WI		8,605,054
	Total U.S. Treasury Bills		69,601,290

	U.S. TREASURY NOTE (1.8%)
1,125,000	due 05/15/08, 2.625%		1,108,674

TOTAL INVESTMENTS , AT AMORTIZED COST		115.5%	$70,709,964
LIABILITIES IN EXCESS OF OTHER ASSETS		(15.5)	(9,507,195)
NET ASSETS		100.0%	$61,202,769

(a)	Rates shown are yields to maturity at time of purchase.

WI -	When Issued.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Fund Family is managed by Brown Brothers Harriman & Co. The Distributor is Edgewood Services, Inc.
Date of first use: 11/07.

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
September 30, 2007 (unaudited)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value

		CERTIFICATES OF DEPOSIT (21.8%)
	$17,750,000	Abbey National Treasury Services	12/05/07	5.330%	$17,750,000
	25,000,000	ABN-AMRO Bank NV	10/17/07	5.360	25,000,110
	25,000,000	Bank of Montreal	10/18/07	5.350	25,000,117
	25,000,000	Bank of Montreal	12/31/07	5.190	25,000,000
	25,000,000	Bank of Nova Scotia	10/09/07	5.330	25,000,000
	25,000,000	Bank of Scotland, Plc.	12/18/07	5.590	25,000,000
	25,000,000	Bank of Tokyo-Mitsubishi UFJ	06/04/08	5.340	25,000,813
	25,000,000	Barclays Bank, Plc.	10/02/07	5.330	25,000,002
	25,000,000	Calyon New York Branch	12/19/07	5.020	25,000,000
	15,000,000	Canadian Imperial Bank of Commerce	10/26/07	5.375	15,002,127
	16,000,000	Canadian Imperial Bank of Commerce(1)	03/17/08	5.843	15,998,666
	25,000,000	Citibank NA	11/14/07	5.500	25,000,452
	24,500,000	Commerzbank AG	10/19/07	5.050	24,500,000
	10,000,000	Credit Suisse, New York	05/21/08	5.300	10,000,614
	16,750,000	HBOS Treasury Services	05/29/08	5.335	16,736,378
	25,000,000	Lloyds TSB Bank, Plc.	10/24/07	4.950	25,000,159
	25,000,000	Rabobank Nederland NV	11/21/07	5.235	25,000,015
	25,000,000	Royal Bank of Canada	10/29/07	5.368	25,002,277
	6,250,000	Royal Bank of Scotland, Plc.	12/14/07	5.670	6,250,000
	9,700,000	Royal Bank of Scotland, Plc.	03/26/08	5.074	9,691,147
	5,000,000	Suntrust Bank(1)	04/21/08	5.360	5,000,688
	25,000,000	Toronto Dominion Bank	10/18/07	5.420	25,000,117
	19,765,000	Unicredito Italiano, New York	11/21/07	5.300	19,761,455
	20,000,000	Unicredito Italiano, New York	12/18/07	5.580	20,000,427
	25,000,000	Westpac Banking Corp.	10/29/07	5.350	25,003,133
	5,000,000	Wilmington Trust Co.	10/05/07	5.290	4,999,984
		Total Certificates of Deposit			515,698,681

		COMMERCIAL PAPER (56.9%)
	16,050,000	Aegon Funding Corp.	10/26/07	4.924	15,995,385
	25,000,000	Archer Daniels Midland Co.	11/27/07	4.808	24,811,187
	43,000,000	Bank of America Corp.	10/03/07	5.113	42,987,808
	25,000,000	Bank of America Corp.	11/05/07	5.349	24,870,937
	25,000,000	Barclays US Funding LLC	10/24/07	5.321	24,916,146
	100,000,000	BMW US Capital LLC	10/01/07	5.032	100,000,000
	16,600,000	Brown University	10/03/07	5.497	16,595,020
	8,000,000	Brown-Forman Corp.	10/22/07	4.820	7,977,600
	14,800,000	Catholic Health Initiative	10/03/07	5.340	14,800,000
	25,000,000	CBA (Delaware) Finance	10/24/07	5.001	24,920,458
	14,970,000	City of Chicago, Illinois	12/04/07	5.547	14,828,151
	40,050,000	Columbia University	10/01/07	5.527	40,050,000
	25,000,000	Commerzbank US Finance	10/03/07	5.270	24,992,799
	5,400,000	Commerzbank US Finance	10/15/07	5.422	5,388,660
	7,000,000	Cornell University	10/11/07	5.479	6,989,403
	25,000,000	Cornell University	10/16/07	5.377	24,944,271
	15,000,000	Danske Corp.	10/31/07	5.255	14,935,625
	24,000,000	Danske Corp.	12/20/07	5.446	23,713,600
	25,000,000	Dover Corp.	10/19/07	4.819	24,940,000
	50,000,000	Dresdner US Finance, Inc.	10/01/07	5.182	50,000,000
	8,000,000	Estee Lauder Cos.	10/29/07	4.804	7,970,258
	25,000,000	Florida Power & Light Co.	10/04/07	4.778	24,990,062
	24,750,000	Hewlett-Packard Co.	11/13/07	4.835	24,608,100
	26,000,000	Honeywell International, Inc.	10/02/07	4.805	25,996,533
	10,850,000	HSBC USA, Inc.	10/12/07	5.302	10,832,661
	15,000,000	HSBC USA, Inc.	01/10/08	5.342	14,781,167
	25,000,000	HVB US Finance, Inc.	10/17/07	5.321	24,941,667
	25,000,000	ING (US) Funding LLC	10/09/07	5.301	24,971,056
	25,000,000	ING (US) Funding LLC	10/19/07	5.305	24,934,000
	12,250,000	ING (US) Funding LLC	10/25/07	4.971	12,209,575
	23,100,000	Johns Hopkins University	11/14/07	5.050	23,100,000
	46,000,000	Koch Resources LLC	10/01/07	4.982	46,000,000
	25,000,000	Koch Resources LLC	10/02/07	4.807	24,996,667
	20,000,000	Kredietbank NA Finance Corp.	10/03/07	4.899	19,994,567
	9,855,000	Kredietbank NA Finance Corp.	10/09/07	5.521	9,842,955
	25,700,000	Kredietbank NA Finance Corp.	10/29/07	5.308	25,595,358
	75,000,000	Leggett & Platt, Inc.	10/01/07	5.002	75,000,000
	23,200,000	Leland Stanford Junior University	11/07/07	4.927	23,083,162

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2007 (unaudited)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value

		COMMERCIAL PAPER (continued)
	$20,000,000	New York State Power Authority	10/01/07	5.417%	$20,000,000
	40,000,000	Rabobank USA Finance Corp.	10/01/07	4.892	40,000,000
	30,000,000	Rabobank USA Finance Corp.	10/03/07	4.900	29,991,842
	7,000,000	Rutgers State University	10/10/07	5.300	7,000,000
	25,000,000	San Paolo IMI US Financial Co.	10/01/07	4.983	25,000,000
	25,000,000	San Paolo IMI US Financial Co.	10/02/07	5.090	24,996,472
	25,000,000	Siemens Capital Co. LLC	10/18/07	4.808	24,943,451
	25,000,000	Societe Generale	10/19/07	5.315	24,934,437
	14,000,000	Southern Co.	10/12/07	4.813	13,979,467
	15,000,000	Southern Company Funding Corp.	10/05/07	5.082	14,991,550
	11,588,000	Tennessee State School Bond	10/17/07	5.400	11,588,000
	15,000,000	Toronto Dominion Bank	12/10/07	5.125	14,852,125
	50,000,000	UBS Finance Delaware LLC	10/01/07	4.752	50,000,000
	25,000,000	UBS Finance Delaware LLC	10/12/07	5.315	24,959,934
	25,000,000	UBS Finance Delaware LLC	11/08/07	5.347	24,860,799
	10,000,000	Unicredito Italiano Bank	06/02/08	5.447	9,648,153
	12,415,000	Walnut Energy Center Authority	10/04/07	5.400	12,409,537
		Total Commercial Paper			1,346,660,605

		CORPORATE BONDS (7.9%)
	35,035,000	American Express Centurion Bank(1)	10/18/07	5.614	35,035,263
	12,000,000	BNP Paribas(1)	07/03/08	5.660	11,996,401
	4,900,000	Hewlett-Packard Co.	03/15/08	3.625	4,862,987
	10,000,000	HSBC Finance Corp.	03/11/08	4.125	9,947,202
	15,850,000	International Lease Finance Corp.	06/02/08	4.625	15,776,176
	7,500,000	John Deere Capital Corp.	01/15/08	3.900	7,469,212
	6,850,000	John Deere Capital Corp.(1)	09/25/08	5.383	6,850,000
	10,000,000	Lehman Brothers Holdings, Inc.	08/07/08	3.500	9,843,852
	17,500,000	Merrill Lynch & Co., Inc.	11/15/07	4.000	17,476,452
	4,062,000	Morgan Stanley	04/01/08	3.625	4,029,224
	20,000,000	NGSP, Inc.(1)	06/01/46	5.300	20,000,000
	25,000,000	PNC Bank NA(1)	01/02/08	5.665	24,998,409
	19,920,000	PNC Funding Corp.	03/10/08	4.200	19,824,073
		Total Corporate Bonds			188,109,251

		MUNICIPAL BONDS (0.5%)
	5,470,000	Cleveland, Ohio Airport System Revenue	01/01/17	7.000	5,544,430
	7,100,000	De Kalb County, Georgia Development Authority Revenue(1)	12/03/07	5.720	7,100,000
		Total Municipal Bonds			12,644,430

		MUTUAL FUND (2.0%)
	47,277,000	Reserve U.S. Government Fund 12	12/01/49	5.053	47,277,000

		REPURCHASE AGREEMENTS (10.6%)
	100,000,000	Deutsche Bank (Agreement dated 09/28/07
		collateralized by FMAC 4.500%-7.000%,
		due 09/01/20-09/01/37, value $77,422,016;
		and FNMA 4.603%-6.034%, due
		11/01/33-02/01/37, value $24,577,985)	10/01/07	5.100	100,000,000
	75,000,000	Royal Bank of Canada (Agreement dated 09/28/07
		collateralized by FMAC 5.000%, due 01/01/34,
		value $23,150,945; and FNMA 4.000%-6.000%,
		due 12/01/20-07/01/47, value $53,349,055)	10/01/07	5.100	75,000,000
	75,000,000	Societe Generale (Agreement dated 09/28/07
		collateralized by FNMA 5.935%, due 08/01/36,
		value $41,448,557; and GNMA 5.500%,
		due 03/15/33, value $35,051,443)	10/01/07	5.050	75,000,000
		Total Repurchase Agreements			250,000,000

TOTAL INVESTMENTS, AT AMORTIZED COST				99.7%	$2,360,389,967
OTHER ASSETS IN EXCESS OF LIABILITIES				0.3	6,810,142
NET ASSETS				100.0%	$2,367,200,109

(1)	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date).
	The yield shown represents the September 30, 2007 coupon or interest rate.

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2007 (unaudited)

	Abbreviations:
	FMAC - Financial Markets Association of Canada
	FNMA - Federal National Mortgage Association
	GNMA - Government National Mortgage Association

	Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and
	frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
	These portfolio holdings are not intended to be and do not constitute recommendations that others buy,
	sell, or hold any of the securities listed.

	An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance
	Corporation or any other government agency. Although money market funds seek to preserve the value of
	your investment at $1.00 per share, it is possible to lose money by investing in these funds.

	For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
	You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
	Information about these and other important subjects is in the Fund's prospectus, which you should read
	carefully before investing.

	The BBH Fund Family is managed by Brown Brothers Harriman & Co. The Distributor is Edgewood Services, Inc.
	Date of first use: 11/07.

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2007 (unaudited)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value

		MUNICIPAL BONDS (90.4%)
		CERTIFICATE OF PARTICIPATION (0.5%)
	$2,100,000	Denver, Colorado, City & County(1)	10/03/2007	3.900%	$2,100,000

		EDUCATION (1) (14.3%)
	1,017,000	Chicago Board of Education	10/01/2007	4.050	1,017,000
	200,000	Clark County, Nevada, School District	10/01/2007	4.130	200,000
	3,500,000	Connecticut State Health & Educational Facilities Authority	10/01/2007	3.860	3,500,000
	3,500,000	Connecticut State Health & Educational Facilities Authority	10/01/2007	4.000	3,500,000
	4,000,000	Connecticut State Health & Educational Facilities Authority	10/01/2007	4.000	4,000,000
	1,000,000	Connecticut State Health & Educational Facilities Authority	10/03/2007	3.750	1,000,000
	1,275,000	Indiana University	10/03/2007	3.800	1,275,000
	7,100,000	Massachusetts State Development Finance Agency, Boston University Revenue	10/01/2007	4.130	7,100,000
	2,000,000	Massachusetts State Development Finance Agency, Boston University Revenue	10/01/2007	4.130	2,000,000
	1,710,000	Massachusetts State Health & Educational Facilities Authority	10/01/2007	3.960	1,710,000
	1,500,000	Missouri State Health & Educational Facilities Authority	10/01/2007	4.010	1,500,000
	1,000,000	New Hampshire Health & Education Facilities Authority	10/01/2007	4.050	1,000,000
	1,500,000	New Hampshire Health & Education Facilities Authority	10/03/2007	3.830	1,500,000
	5,300,000	New Hampshire Health & Education Facilities Authority	10/03/2007	3.830	5,300,000
	2,108,000	New Jersey State Educational Facilities Authority	10/01/2007	3.930	2,108,000
	1,000,000	Ohio State University	10/04/2007	3.600	1,000,000
	500,000	Ohio State University	10/04/2007	3.790	500,000
	3,000,000	Ohio State University	10/04/2007	3.790	3,000,000
	8,000,000	Rutgers State University	10/01/2007	3.800	8,000,000
	200,000	University of Missouri	10/01/2007	4.040	200,000
	2,500,000	University of Missouri	10/01/2007	4.040	2,500,000
	1,600,000	University of Pittsburgh	10/03/2007	3.880	1,600,000
	1,300,000	Utah State Board of Regents	10/01/2007	4.050	1,300,000
	1,300,000	Virginia College Building Authority	10/01/2007	4.020	1,300,000
		Total Education			56,110,000

		GENERAL OBLIGATIONS (27.1%)
	1,000,000	Boston, Massachusetts	01/01/2008	4.000	1,001,163
	800,000	California State(1)	10/01/2007	3.750	800,000
	1,800,000	Delaware State	07/01/2008	5.000	1,817,819
	2,385,000	District of Columbia(1)	10/03/2007	3.850	2,385,000
	1,730,000	Fairfax County, Virginia	10/01/2007	5.000	1,730,000
	1,000,000	Fairfax County, Virginia	06/01/2008	4.250	1,003,220
	6,200,000	Georgia State(1)	10/04/2007	3.740	6,200,000
	2,095,000	Georgia State	11/01/2007	4.000	2,095,536
	4,000,000	Georgia State	03/01/2008	5.000	4,022,578
	1,545,000	Harris County, Texas	10/01/2007	4.000	1,545,000
	1,215,000	Hennepin County, Minnesota	12/01/2007	5.000	1,217,601
	1,430,000	Jefferson County, Alabama(1)	10/01/2007	4.000	1,430,000
	1,050,000	Las Vegas Valley, Nevada, Water District	06/01/2008	5.000	1,058,808
	5,000,000	Maryland State	02/01/2008	5.000	5,021,943
	2,560,000	Maryland State	08/01/2008	5.000	2,587,991
	100,000	Massachusetts State(1)	10/01/2007	4.050	100,000
	3,465,000	Massachusetts State(1)	10/01/2007	4.050	3,465,000
	2,625,000	Massachusetts State(1)	10/04/2007	3.850	2,625,000
	5,000,000	Massachusetts State	12/01/2007	5.000	5,010,266
	7,830,000	Mecklenburg County, North Carolina(1)	10/04/2007	3.830	7,830,000
	1,410,000	Mecklenburg County, North Carolina(1)	10/04/2007	3.870	1,410,000
	1,000,000	Metropolitan Council, Minneapolis	03/01/2008	5.000	1,005,605
	620,000	Minneapolis, Minnesota(1)	10/04/2007	3.690	620,000
	2,000,000	Minneapolis, Minnesota(1)	10/04/2007	3.690	2,000,000
	9,200,000	Minneapolis, Minnesota(1)	10/04/2007	3.690	9,200,000
	1,615,000	Minneapolis, Minnesota	12/01/2007	4.000	1,615,666
	1,300,000	Minneapolis, Minnesota	03/01/2008	5.000	1,306,774
	1,475,000	Montgomery County, Maryland	05/01/2008	5.000	1,485,416

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2007 (unaudited)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value

		MUNICIPAL BONDS (continued)
		GENERAL OBLIGATIONS (continued)
	$300,000	New York, New York(1)	10/01/2007	3.850%	$300,000
	1,600,000	New York, New York(1)	10/01/2007	3.850	1,600,000
	1,900,000	New York, New York(1)	10/01/2007	3.850	1,900,000
	2,100,000	New York, New York(1)	10/01/2007	3.850	2,100,000
	600,000	New York, New York(1)	10/01/2007	4.000	600,000
	1,600,000	New York, New York(1)	10/01/2007	4.000	1,600,000
	2,700,000	New York, New York(1)	10/01/2007	4.000	2,700,000
	300,000	New York, New York(1)	10/01/2007	4.040	300,000
	900,000	New York, New York(1)	10/01/2007	4.040	900,000
	1,000,000	New York, New York(1)	10/01/2007	4.040	1,000,000
	1,150,000	North Carolina State	03/01/2008	5.000	1,155,992
	800,000	North Carolina State	04/01/2008	4.000	801,268
	2,500,000	North Carolina State	06/01/2008	5.000	2,521,839
	1,555,000	Seattle, Washington	10/01/2007	4.000	1,555,000
	3,500,000	Utah State	07/01/2008	4.000	3,509,213
	5,000,000	Utah State	07/01/2008	4.000	5,009,071
	950,000	Vermont State	03/01/2008	5.000	955,375
	1,690,000	Wake County, North Carolina(1)	10/04/2007	3.830	1,690,000
	500,000	Wake County, North Carolina	02/01/2008	5.000	502,350
	4,030,000	Washington Suburban Sanitation District	06/01/2008	5.000	4,062,600
		Total General Obligations			106,353,094

		HEALTH CARE (1) (5.9%)
	2,000,000	New York State Dormitory Authority Revenue	10/04/2007	3.800	2,000,000
	8,000,000	New York State Dormitory Authority Revenue	10/04/2007	3.830	8,000,000
	2,530,000	Oklahoma State Industries Authority, Hospital Revenue	10/01/2007	4.040	2,530,000
	2,500,000	Ross County, Ohio	10/01/2007	4.130	2,500,000
	4,900,000	Royal Oak, Michigan, Hospital Finance Authority	10/01/2007	4.070	4,900,000
	3,000,000	Washington State Health Care Facilities Authority	10/01/2007	4.160	3,000,000
		Total Health Care			22,930,000

		INDUSTRIAL (1) (12.3%)
	1,000,000	California Pollution Control Financing Authority	10/01/2007	4.130	1,000,000
	1,100,000	California Statewide Communities Development Authority, Pollution
		Control Revenue	10/01/2007	3.950	1,100,000
	1,500,000	Columbia, Alabama, Pollution Control Revenue	10/01/2007	3.950	1,500,000
	1,200,000	Columbia, Alabama, Pollution Control Revenue	10/01/2007	4.050	1,200,000
	600,000	Delaware County, Pennsylvania, Industrial Development Authority	10/03/2007	3.870	600,000
	4,000,000	East Baton Rouge, Parish Louisiana, Pollution Control Revenue	10/01/2007	3.940	4,000,000
	1,000,000	East Baton Rouge, Parish Louisiana, Pollution Control Revenue	10/01/2007	4.110	1,000,000
	3,400,000	Forsyth, Montana, Pollution Control Revenue	10/01/2007	4.050	3,400,000
	2,500,000	Gulf Coast Waste Disposal Authority, Texas	10/01/2007	4.110	2,500,000
	2,400,000	Harris County, Texas, Pollution Control Revenue	10/01/2007	3.980	2,400,000
	9,700,000	Harris County, Texas, Pollution Control Revenue	10/01/2007	4.110	9,700,000
	1,000,000	Hurley, New Mexico, Pollution Control Revenue	10/01/2007	4.050	1,000,000
	5,000,000	Jackson County, Mississippi, Port Facility Revenue	10/01/2007	4.100	5,000,000
	315,000	Kemmerer, Wyoming, Pollution Control Revenue	10/01/2007	4.110	315,000
	500,000	Lincoln County, Wyoming, Pollution Control Revenue	10/01/2007	3.940	500,000
	800,000	Midlothian, Texas, Pollution Control Revenue	10/03/2007	3.900	800,000
	5,365,000	MT Vernon Industries Pollution Control & Solid Waste Disposal Revenue	10/01/2007	3.960	5,365,000
	1,800,000	Sweetwater County, Wyoming, Pollution Control Revenue	10/01/2007	4.050	1,800,000
	1,300,000	Valdez, Alaska, Marine Terminal Revenue	10/01/2007	3.930	1,300,000
	3,900,000	Valdez, Alaska, Marine Terminal Revenue	10/01/2007	4.110	3,900,000
		Total Industrial			48,380,000

		MISCELLANEOUS (9.2%)
	3,125,000	Alaska State Housing Finance Corp. Revenue(1)	10/04/2007	3.700	3,125,000
	1,365,000	Clayton County, Georgia, Housing Authority(1)	10/03/2007	3.870	1,365,000
	1,300,000	Colorado Housing & Finance Authority(1)	10/03/2007	3.850	1,300,000
	2,725,000	Illinois Finance Authority(1)	10/01/2007	4.040	2,725,000

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2007 (unaudited)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value

		MUNICIPAL BONDS (continued)
		MISCELLANEOUS (continued)
	$1,405,000	Indiana State Finance Authority Revenue	02/01/2008	5.000%	$1,411,189
	2,605,000	Monmouth County, New Jersey, Improvement Authority Revenue	10/01/2008	4.500	2,631,415
	200,000	New York, New York, City Transitional Finance Authority(1)	10/01/2007	3.910	200,000
	1,800,000	New York, New York, City Transitional Finance Authority(1)	10/01/2007	3.910	1,800,000
	300,000	New York, New York, City Transitional Finance Authority(1)	10/01/2007	3.960	300,000
	2,400,000	New York, New York, City Transitional Finance Authority(1)	10/01/2007	3.960	2,400,000
	3,400,000	New York, New York, City Transitional Finance Authority(1)	10/01/2007	4.040	3,400,000
	1,000,000	New York, New York, City Transitional Finance Authority(1)	10/03/2007	3.800	1,000,000
	1,200,000	New York, New York, City Transitional Finance Authority(1)	10/03/2007	3.800	1,200,000
	2,170,000	New York, New York, City Transitional Finance Authority(1)	10/03/2007	3.800	2,170,000
	900,000	New York State Local Government Assistance Corp.(1)	10/03/2007	3.850	900,000
	3,500,000	New York State Local Government Assistance Corp.(1)	10/03/2007	3.850	3,500,000
	3,375,000	Ohio State	12/15/2007	4.000	3,377,822
	2,300,000	Oklahoma State Capitol Improvement Authority(1)	10/01/2007	4.050	2,300,000
	800,000	Will County, Illinois, Exempt Facilities Revenue(1)	10/01/2007	4.130	800,000
		Total Miscellaneous			35,905,426

		TRANSPORTATION (11.9%)
	5,000,000	Alabama State Federal Highway Finance Authority	03/01/2008	5.000	5,028,479
	800,000	Joliet, Illinois, Regional Port District(1)	10/01/2007	4.110	800,000
	6,100,000	Kansas State Department of Transportation & Highway Revenue(1)	10/01/2007	4.130	6,100,000
	2,000,000	Kansas State Department of Transportation & Highway Revenue(1)	10/01/2007	4.130	2,000,000
	1,100,000	Los Angeles, California, Department of Airports Revenue(1)	10/01/2007	3.950	1,100,000
	1,000,000	Los Angeles, California, Regional Airports Improvement Corp.(1)	10/01/2007	4.150	1,000,000
	2,000,000	Maryland State Department of Transportation	05/01/2008	5.000	2,015,408
	3,000,000	Metropolitan Transportation Authority, New York, Revenue(1)	10/01/2007	3.920	3,000,000
	2,600,000	Metropolitan Transportation Authority, New York, Revenue(1)	10/01/2007	4.060	2,600,000
	3,200,000	Metropolitan Transportation Authority, New York, Revenue(1)	10/03/2007	3.740	3,200,000
	4,955,000	Nevada State	12/01/2007	5.000	4,966,375
	1,965,000	Pennsylvania Turnpike Commission(1)	10/01/2007	4.120	1,965,000
	12,000,000	Pennsylvania Turnpike Commission(1)	10/04/2007	3.880	12,000,000
	1,000,000	Port of Port Arthur Navigation District(1)	10/01/2007	4.100	1,000,000
		Total Transportation			46,775,262

		UTILITIES (5.4%)
	2,250,000	Houston, Texas, Utility System Revenue(1)	10/03/2007	3.980	2,250,000
	1,760,000	Jacksonville, Florida, Electric Authority Revenue(1)	10/03/2007	3.850	1,760,094
	5,950,000	Long Island Power Authority New York, Electric System(1)	10/01/2007	3.890	5,950,000
	2,300,000	Memphis, Tennessee, Electric System Revenue	12/01/2007	5.000	2,304,849
	3,600,000	Municipal Electric Authority of Georgia(1)	10/03/2007	3.800	3,600,000
	2,000,000	New York State Energy Research & Development Authority(1)	10/03/2007	3.770	2,000,000
	900,000	Piedmont Municipal Power Agency Electric Revenue(1)	10/03/2007	3.850	900,000
	1,095,000	Tacoma, Washington, Electric System Revenue	01/01/2008	4.000	1,096,018
	1,300,000	Washington State Public Power Supply System(1)	10/03/2007	3.870	1,300,000
		Total Utilities			21,160,961

		WATER/SEWER (3.8%)
	2,440,000	Arizona Water Infrastructure Finance Authority Revenue	10/01/2007	5.000	2,440,000
	1,300,000	Boston, Massachusetts, Water & Sewer Commission(1)	10/04/2007	3.850	1,300,000
	1,800,000	California State Department of Water Resources(1)	10/03/2007	3.860	1,800,000
	3,500,000	Durham, North Carolina, Water & Sewer Revenue(1)	10/03/2007	3.900	3,500,000
	1,000,000	Fairfax County, Virginia, Water Authority Revenue	04/01/2008	4.000	1,001,633
	200,000	Irvine Ranch, California, Water District(1)	10/01/2007	4.000	200,000
	900,000	Massachusetts State Water Resources Authority(1)	10/03/2007	3.850	900,000
	1,550,000	Massachusetts State Water Resources Authority(1)	10/03/2007	3.860	1,550,000
	1,390,000	Massachusetts State Water Resources Authority(1)	10/03/2007	3.880	1,390,000
	1,000,000	Ohio State Solid Waste Revenue(1)	10/01/2007	4.130	1,000,000
		Total Water/Sewer			15,081,633

		Total Municipal Bonds			354,796,376

BBH TAX EXEMPT MONEY FUND
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2007 (unaudited)

	Principal		Maturity	Interest
	Amount		Date	Rate	Value

		COMMERCIAL PAPER (9.7%)
	$1,500,000	Board of Government, University of North Carolina	12/05/2007	3.650%	$1,500,000
	1,800,000	Board of Regent Texas	10/16/2007	3.650	1,800,000
	10,000,000	City & County of Honolulu, Hawaii	12/05/2007	3.650	10,000,000
	1,800,000	King County, Washington	10/12/2007	3.780	1,800,000
	2,000,000	Massachusetts State Health & Educational Facilities Authority	10/04/2007	3.650	2,000,000
	3,000,000	Massachusetts State Health & Educational Facilities Authority	10/18/2007	3.800	3,000,000
	3,300,000	Massachusetts Water Resources Authority	10/05/2007	3.750	3,300,000
	2,000,000	Private College & University Authority	12/05/2007	3.650	2,000,000
	2,500,000	Texas Public Finance	10/16/2007	3.650	2,500,000
	7,000,000	University of Texas	10/09/2007	3.640	7,000,000
	3,000,000	University of Texas	10/16/2007	3.650	3,000,000
		Total Commercial Paper			37,900,000

TOTAL INVESTMENTS, AT AMORTIZED COST				100.1%	$392,696,376
LIABILITIES IN EXCESS OF OTHER ASSETS				(0.1)	(345,595)
NET ASSETS				100.0%	$392,350,781

(1)	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date).
	The yield shown represents the September 30, 2007 coupon or interest rate.

	Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and
	frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition.
	These portfolio holdings are not intended to be and do not constitute recommendations that others buy,
	sell, or hold any of the securities listed.

	An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance
	Corporation or any other government agency. Although money market funds seek to preserve the value of
	your investment at $1.00 per share, it is possible to lose money by investing in these funds.

	For more complete information on the fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.
	You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest.
	Information about these and other important subjects is in the Fund's prospectus, which you should read
	carefully before investing.

	The BBH Fund Family is managed by Brown Brothers Harriman & Co. The Distributor is Edgewood Services, Inc.
	Date of first use: 11/07.

ITEM 2. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the Registrant's
     disclosure controls and procedures as conducted
     within 90 days of the filing date of this Form N-Q,
     the Registrant's principal financial officer and
     principal executive officer have concluded that
     those disclosure controls and procedures provide
     reasonable assurance that the material information
     required to be disclosed by the Registrant on this
     report is recorded, processed, summarized and
     reported within the time periods specified in
     the Securities and Exchange Commission's rules
     and forms.

(b) There were no significant changes in the
    Registrant's internal controls over financial
    Financial reporting or in other
    factors that could significantly affect
    these controls subsequent to the date of
    their evaluation.

ITEM 3. EXHIBITS.

(a) The certifications required by Rule 30a-2(a)
    under the Act are attached as exhibit 3(b).

SIGNATURES

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, the Registrant has duly caused this
report to be signed on its behalf by the
undersigned, thereunto duly authorized.

(Registrant)                                           BBH TRUST
                                                     -----------------------------

By (Signature and Title)*        /s/ John A. Nielsen
                                                     ---------------------------
                                                  John A. Nielsen, President
                                                  (Principal Executive Officer)

Date: November 28, 2007

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below
by the following persons on behalf of the
Registrant and in the capacities and on the
dates indicated.

By (Signature and Title)*               /s/ Charles H. Schreiber
                                                           -------------------------
                                                 Charles H. Schreiber, Treasurer
                                                  (Principal Financial Officer)

Date: November 28, 2007

* Print name and title of each signing
officer under his or her signature.